Impact of adoption of IFRS 9 for hedge accounting (Details) - EUR (€)	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Reserve of cash flow hedges	€ (24,600,000)		€ 19,800,000	€ 10,500,000	€ (24,500,000)
Translation reserve	€ 101,000,000.0		€ 89,300,000
Subsidiary Issuer
Disclosure of initial application of standards or interpretations [line items]
Translation reserve		€ 0.2